UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Loss from operations					$ 96,043,000	$ 92,365,000		$ 201,986,000	$ 156,256,000
Other income:
Total other income (expense)					355,000	300,000		$ 612,000	$ 139,000
Net income (loss)					$ 63,802,000	$ 42,269,000
Basic weighted average shares outstanding of ordinary shares					153,321,585	153,303,505		153,305,176	153,303,498
Diluted weighted average shares outstanding of ordinary shares					172,452,848	154,096,346		157,544,818	153,303,498
Basic net income per ordinary share					$ 0.16	$ 0.05		$ 0.30	$ (0.66)
Diluted net income per ordinary share					$ 0.14	$ 0.05		$ 0.29	$ (0.66)
Cik0001812667 Cc Neuberger Principal Holdings Ii
General and administrative expenses	$ 1,517,721		$ 801,184		$ 3,791,336	$ 1,094,544	$ 442,331	$ 4,509,681
Loss from operations	(1,517,721)		(801,184)		(3,791,336)	(1,094,544)	(442,331)	(4,509,681)
Other income:
Change in fair value of derivative liabilities	32,166,000		(6,993,600)		51,252,800	20,541,600	(40,117,600)	1,480,800
Financing costs							(1,550,280)
Unrealized gain on investments held in Trust Account	1,081,960		(5,307)		1,288,643	134,596	291,565	324,987
Total other income (expense)	33,247,960		(6,998,907)		52,541,443	20,676,196	(41,376,315)	1,805,787
Net income (loss)	$ 31,730,239	$ 17,019,868	$ (7,800,091)	$ 27,381,743	$ 48,750,107	$ 19,581,652	$ (41,818,646)	$ (2,703,894)
Class A | Cik0001812667 Cc Neuberger Principal Holdings Ii
Other income:
Basic weighted average shares outstanding of ordinary shares	82,800,000		82,800,000		82,800,000	82,800,000	53,076,923	82,800,000
Diluted weighted average shares outstanding of ordinary shares	82,800,000		82,800,000		82,800,000	82,800,000	53,076,923	82,800,000
Basic net income per ordinary share	$ 0.29		$ (0.07)		$ 0.45	$ 0.18	$ (0.54)	$ (0.02)
Diluted net income per ordinary share	$ 0.29		$ (0.07)		$ 0.45	$ 0.18	$ (0.54)	$ (0.02)
Class B | Cik0001812667 Cc Neuberger Principal Holdings Ii
Other income:
Basic weighted average shares outstanding of ordinary shares	25,700,000		25,700,000		25,700,000	25,700,000	24,042,735	25,700,000
Diluted weighted average shares outstanding of ordinary shares	25,700,000		25,700,000		25,700,000	25,700,000	24,042,735	25,700,000
Basic net income per ordinary share	$ 0.29		$ (0.07)		$ 0.45	$ 0.18	$ (0.54)	$ (0.02)
Diluted net income per ordinary share	$ 0.29		$ (0.07)		$ 0.45	$ 0.18	$ (0.54)	$ (0.02)